Investment Risks	Dec. 01, 2025
ABR Dynamic Blend Equity & Volatility Fund | Volatility Risk
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

ABR Dynamic Blend Equity & Volatility Fund | Futures Contracts Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

ABR Dynamic Blend Equity & Volatility Fund | Market Events Risk
Prospectus [Line Items]
Risk [Text Block]

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics, may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, which may negatively impact the Fund’s NAV.

ABR Dynamic Blend Equity & Volatility Fund | Cash and Cash Equivalents Risk
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. When investing in cash and cash equivalents, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

ABR Dynamic Blend Equity & Volatility Fund | Derivative Instruments Risk
Prospectus [Line Items]
Risk [Text Block]

Derivative Instruments Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small transaction in a derivative may have a large impact on the Fund’s performance. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

ABR Dynamic Blend Equity & Volatility Fund | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Certain transactions, such as those involving investing in certain derivatives, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.
ABR Dynamic Blend Equity & Volatility Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund will gain exposure to equity securities through investments in futures contracts. Equities may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

ABR Dynamic Blend Equity & Volatility Fund | Indexed Securities and Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index. The value of such security or derivative will fluctuate based on changes in the value of the index to which the security or derivative is linked.

ABR Dynamic Blend Equity & Volatility Fund | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

ABR Dynamic Blend Equity & Volatility Fund | Passive Management Risk
Prospectus [Line Items]
Risk [Text Block]

Passive Management Risk. The Fund is not “actively” managed. Therefore, it would not necessarily sell securities or other positions during a market decline, unless removed from the Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index. There is no guarantee that the Index will meet the purpose for which it was designed.

ABR Dynamic Blend Equity & Volatility Fund | U.S. Treasury Exposure Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Treasury Exposure Risk. The methodology used to select U.S. Treasuries or U.S. Treasury futures could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

ABR Dynamic Blend Equity & Volatility Fund | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

ABR Dynamic Blend Equity & Volatility Fund | Exchange-Traded Products Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Products Risk. Exchange Traded Products consist of exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The risks of investment in ETFs typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is higher or lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index).

ABR Dynamic Blend Equity & Volatility Fund | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Index.

ABR Dynamic Blend Equity & Volatility Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
ABR Dynamic Blend Equity & Volatility Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ABR 50/50 Volatility Fund | Volatility Risk
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

ABR 50/50 Volatility Fund | Futures Contracts Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

ABR 50/50 Volatility Fund | Market Events Risk
Prospectus [Line Items]
Risk [Text Block]

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics, may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, which may negatively impact the Fund’s NAV.

ABR 50/50 Volatility Fund | Cash and Cash Equivalents Risk
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. When investing in cash and cash equivalents, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

ABR 50/50 Volatility Fund | Derivative Instruments Risk
Prospectus [Line Items]
Risk [Text Block]

Derivative Instruments Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small transaction in a derivative may have a large impact on the Fund’s performance. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

ABR 50/50 Volatility Fund | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Certain transactions, such as those involving investing in certain derivatives, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.
ABR 50/50 Volatility Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund will gain exposure to equity securities through investments in futures contracts. Equities may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

ABR 50/50 Volatility Fund | Indexed Securities and Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index. The value of such security or derivative will fluctuate based on changes in the value of the index to which the security or derivative is linked.

ABR 50/50 Volatility Fund | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

ABR 50/50 Volatility Fund | U.S. Treasury Exposure Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Treasury Exposure Risk. The methodology used to select U.S. Treasuries or U.S. Treasury futures could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

ABR 50/50 Volatility Fund | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty, including derivative instruments and transactions. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

ABR 50/50 Volatility Fund | Exchange-Traded Products Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Products Risk. Exchange Traded Products consist of exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The risks of investment in ETFs typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is higher or lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index).

ABR 50/50 Volatility Fund | Short Sales Risk
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. The Fund will engage in “short sale” transactions. A short sale involves the sale by the Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price. Short sales are designed to profit from a decline in the price of a security or instrument. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value.

ABR 50/50 Volatility Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

ABR 50/50 Volatility Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, and is subject to the risk that the Adviser’s investment strategies are unable to perform as desired. In particular, the Adviser may not correctly anticipate or predict the impact of market conditions on its investment strategy, and might not accurately measure the level of market volatility as measured by the VIX Index. In addition, the instruments selected by the Adviser for the Fund’s portfolio might not produce the results anticipated by the model. Investors should also understand that the Fund is not an index fund and the Fund’s holdings may deviate from the model, possibly significantly.

ABR 50/50 Volatility Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
ABR 50/50 Volatility Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ABR 75/25 VOLATILITY FUND | Volatility Risk
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

ABR 75/25 VOLATILITY FUND | Futures Contracts Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

ABR 75/25 VOLATILITY FUND | Market Events Risk
Prospectus [Line Items]
Risk [Text Block]

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics, may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, which may negatively impact the Fund’s NAV.

ABR 75/25 VOLATILITY FUND | Cash and Cash Equivalents Risk
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. When investing in cash and cash equivalents, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

ABR 75/25 VOLATILITY FUND | Derivative Instruments Risk
Prospectus [Line Items]
Risk [Text Block]

Derivative Instruments Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small transaction in a derivative may have a large impact on the Fund’s performance. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

ABR 75/25 VOLATILITY FUND | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Certain transactions, such as those involving investing in certain derivatives, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.
ABR 75/25 VOLATILITY FUND | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund will gain exposure to equity securities through investments in futures contracts. Equities may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

ABR 75/25 VOLATILITY FUND | Indexed Securities and Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index. The value of such security or derivative will fluctuate based on changes in the value of the index to which the security or derivative is linked.

ABR 75/25 VOLATILITY FUND | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

ABR 75/25 VOLATILITY FUND | U.S. Treasury Exposure Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Treasury Exposure Risk. The methodology used to select U.S. Treasuries or U.S. Treasury futures could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

ABR 75/25 VOLATILITY FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty, including derivative instruments and transactions. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

ABR 75/25 VOLATILITY FUND | Exchange-Traded Products Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Products Risk. Exchange Traded Products consist of exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The risks of investment in ETFs typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is higher or lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index).

ABR 75/25 VOLATILITY FUND | Short Sales Risk
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. The Fund will engage in “short sale” transactions. A short sale involves the sale by the Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price. Short sales are designed to profit from a decline in the price of a security or instrument. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value.

ABR 75/25 VOLATILITY FUND | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

ABR 75/25 VOLATILITY FUND | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, and is subject to the risk that the Adviser’s investment strategies are unable to perform as desired. In particular, the Adviser may not correctly anticipate or predict the impact of market conditions on its investment strategy, and might not accurately measure the level of market volatility as measured by the VIX Index. In addition, the instruments selected by the Adviser for the Fund’s portfolio might not produce the results anticipated by the model. Investors should also understand that the Fund is not an index fund and the Fund’s holdings may deviate from the model, possibly significantly.

ABR 75/25 VOLATILITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
ABR 75/25 VOLATILITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.